Investments at equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of financial information of the joint venture and associate

Summarized financial information of the joint venture and associate are set out below:

	BSSB	Cuprina MENA	Total
	S$	S$	S$

As of December 31, 2022
Current assets	22,743	-	22,743
Current liabilities	6,670	-	6,670

For the year ended December 31, 2023
Net sales or gross revenue	3,370	-	3,370
Gross profit	2,532	-	2,532
Net loss	(14,690)	-	(14,690)
Net loss attributable to the Company	(7,345)	-	(7,345)

	BSSB	Cuprina MENA	Total
	S$	S$	S$

As of December 31, 2023
Current assets	-	17,580	17,580
Current liabilities	-	35,274	35,274

For the year ended December 31, 2023
Net loss	(15,780)	(52,854)	(68,364)
Net loss attributable to the Company	(7,890)	(25,898)	(33,788)

	BSSB	Cuprina MENA	Total
	S$	S$	S$	US$

As of December 31, 2024
Current assets	-	9,447	9,447	6,945
Current liabilities	-	164,840	164,840	121,179

For the year ended December 31, 2024
Net loss	-	(105,981)	(105,981)	(77,910)
Net loss attributable to the Company	-	(51,931)	(51,931)	(38,176)

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS